Annual Total Returns[BarChart] - Asia Pacific Growth - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(7.18%)	25.29%	4.01%	7.41%	(7.28%)	7.48%	29.06%	(11.42%)	18.99%	25.72%